Convertible Senior Notes - Summary of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Contractual interest expense	$ 1,150	$ 329
Amortization of offering costs	2,343	510
Amortization of debt discount	0	8,246
Total interest expense related to the outstanding Notes	$ 3,493	$ 9,085